Financial expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Financial Expenses
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2018 and December 31, 2017:

	At December 31,
In thousands of U.S. dollars	2018	2017
Current portion (1)	$297,934	$113,036
Finance lease (2)	114,429	50,146
Current portion of long-term debt	412,363	163,182

Non-current portion (3)	1,192,000	1,937,018
Finance lease (4)	1,305,952	666,993
	$2,910,315	$2,767,193

(1)
The current portion at December 31, 2018 was net of unamortized deferred financing fees of $2.1 million. The current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.7 million.

(2)
The current portion at December 31, 2018 was net of unamortized deferred financing fees of $0.8 million. The current portion at December 31, 2017 was net of unamortized deferred financing fees of $0.1 million.

(3)
The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $12.0 million. The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $33.4 million.

(4)
The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $8.7 million. The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.1 million.

The table below details the dividends issued during the year ended December 31, 2018 and the corresponding effect on the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
June 6, 2018	$0.10	25.08
September 20, 2018	$0.10	25.21
December 5, 2018	$0.10	25.34

(1) Per $1,000 principal amount of the Convertible Notes.
we made the following drawdown to partially finance the purchase of one newbuilding MR during the year ended December 31, 2018:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$21.5	January 2018	STI Jardins
The table below details the dividends declared from the issuance of the Convertible Notes due 2019 through December 31, 2018 and their corresponding effect to the conversion rate of the Convertible Notes due 2019 (as adjusted for the reverse stock split that was effective in January 2019). The conversion rate as of December 31, 2018 was 10.05396.

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
August 22, 2014	$1.000	8.28556
November 25, 2014	$1.200	8.40184
March 13, 2015	$1.200	8.52216
May 21, 2015	$1.250	8.63738
August 14, 2015	$1.250	8.74349
November 24, 2015	$1.250	8.86790
March 10, 2016	$1.250	9.05311
May 11, 2016	$1.250	9.25323
September 15, 2016	$1.250	9.49345
November 25, 2016	$1.250	9.77039
February 23, 2017	$0.100	9.79316
May 11, 2017	$0.100	9.81588
September 25, 2017	$0.100	9.84450
December 13, 2017	$0.100	9.87742
March 12, 2018	$0.100	9.92056
June 6, 2018	$0.100	9.95277
September 20, 2018	$0.100	10.00515
December 5, 2018	$0.100	10.05396
(1) Per $1,000 principal amount.

December 31, 2018:

		Activity				Balance as of December 31, 2018 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2017	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2018	Current	Non-Current
K-Sure Credit Facility	$239,919	$—	$(239,919)	$—	$—	$—	$—
KEXIM Credit Facility	332,950	—	(33,650)	—	299,300	33,650	265,650
Credit Suisse Credit Facility	53,488	—	(53,488)	—	—	—	—
ABN AMRO Credit Facility	113,312	—	(12,804)	—	100,508	8,554	91,954
ING Credit Facility	109,844	38,675	(4,343)	—	144,176	12,737	131,439
BNP Paribas Credit Facility	42,550	—	(42,550)	—	—	—	—
Scotiabank Credit Facility	28,860	—	(28,860)	—	—	—	—
NIBC Credit Facility	34,712	—	(34,712)	—	—	—	—
2018 NIBC Credit Facility	—	35,658	(807)	—	34,851	3,230	31,621
2016 Credit Facility	195,979	—	(195,979)	—	—	—	—
2017 Credit Facility	141,814	21,450	(18,499)	—	144,765	13,265	131,500
HSH Credit Facility	15,416	—	(15,416)	—	—	—	—
DVB 2017 Credit Facility	78,440	—	(78,440)	—	—	—	—
Credit Agricole Credit Facility	103,914	—	(8,568)	865	96,211	7,745	88,466
ABN / K-Sure Credit Facility	49,908	—	(3,851)	775	46,832	3,106	43,726
Citibank / K-Sure Credit Facility	104,052	—	(8,416)	1,973	97,609	6,524	91,085
ABN / SEB Credit Facility	—	120,575	(5,750)	—	114,825	11,500	103,325
Ocean Yield Lease Financing	169,016	—	(10,458)	199	158,757	10,515	148,242
CMBFL Lease Financing	65,915	—	(4,908)	191	61,198	4,725	56,473
BCFL Lease Financing (LR2s)	104,187	—	(7,332)	599	97,454	7,005	90,449
CSSC Lease Financing	269,965	—	(17,309)	(824)	251,832	18,104	233,728
BCFL Lease Financing (MRs)	109,232	—	(10,401)	—	98,831	11,021	87,810
2018 CMBFL Lease Financing	—	141,600	(5,057)	—	136,543	10,114	126,429

$116.0 Million Lease Financing	—	114,840	(2,166)	—	112,674	6,633	106,041
AVIC Lease Financing	—	145,000	(5,897)	—	139,103	11,794	127,309
China Huarong Lease Financing	—	144,000	(6,750)	—	137,250	13,500	123,750
$157.5 Million Lease Financing	—	157,500	(5,414)	—	152,086	14,143	137,943
COSCO Lease Financing	—	88,000	(3,850)	—	84,150	7,700	76,450
Unsecured Senior Notes Due 2020	53,750	—	—	—	53,750	—	53,750
Unsecured Senior Notes Due 2019	57,500	—	—	—	57,500	57,500	—
Convertible Notes due 2019 (2)	328,717	—	—	(186,537)	142,180	142,180	—
Convertible Notes due 2022 (2)	—	—	—	171,469	171,469	—	171,469
	$2,803,440	$1,007,298	$(865,594)	$(11,290)	$2,933,854	$415,245	$2,518,609
Less: deferred financing fees	(36,247)	(13,871)	—	26,579	(23,539)	(2,882)	(20,657)
Total	$2,767,193	$993,427	$(865,594)	$15,289	$2,910,315	$412,363	$2,497,952

(1)    Relates to non-cash accretion or amortization of (i) obligations assumed as part of the Merger with NPTI, which were recorded at fair value on the closing date (described below) and (ii) accretion of our Convertible Notes due 2019 and Convertible Notes due 2022.
(2)    In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million (out of $348.5 million outstanding), respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of the Company's new 3.0% Convertible Senior Notes due 2022.
As part of these agreements, and for certain of the facilities, the minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount of each facility was revised to be no less than the following:

Facility	Minimum ratio
KEXIM Credit Facility	155%
2017 Credit Facility	155%
ABN Credit Facility	145% through June 30, 2019, 150% thereafter
Financial expenses consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2018	2017	2016
Interest expense on debt (1)	$145,871	$86,703	$63,858
Amortization of deferred financing fees	10,541	13,381	14,149
Write-off of deferred financing fees (2)	13,212	2,467	14,479
Accretion of convertible notes (as described in Note 13)	13,225	12,211	11,562
Accretion of premiums and discounts on assumed debt(3)	3,779	1,478	—
Total financial expenses	$186,628	$116,240	$104,048

(1)
The increase in interest expense is primarily attributable to increases in the Company’s average carrying value of debt balance in addition to increases in LIBOR rates throughout 2018. Average carrying value of our debt outstanding during the years ended December 31, 2018, 2017 and 2016 was $2,806.9 million, $2,265.7 million and $1,986.6 million, respectively. The increase in average carrying value of our debt balance during the year ended December 31, 2018 was primarily the result of the Merger and the assumption of NPTI's indebtedness of $907.4 million in aggregate in addition to a series of initiatives to refinance the existing indebtedness on certain of the vessels in our fleet (as described in Note 13). Interest payable during those periods was offset by interest capitalized from vessels under construction (as described in Note 7) of $0.2 million, $4.2 million and $6.3 million, during the years ended December 31, 2018, 2017 and 2016 respectively.

(2)
The write-off of deferred financing fees in the year ended December 31, 2018 include (i) $1.2 million related to the exchange of our Convertible Notes due 2019 in May and July 2018 (as described in Note 11), and (ii) $12.0 million related to the initiatives to refinance the existing indebtedness on certain of the vessels in our fleet (as described in Note 13). The write-off of deferred financing fees in the year ended December 31, 2017 includes (i) $0.5 million related to the repayment of debt as a result of the sales of two vessels (as described in Note 6), (ii) $0.1 million related to the repayment of debt as a result of the sale and operating leasebacks of three vessels (as described in Note 19), (iii) $1.1 million related to the repayment of debt as a result of the finance lease arrangements for five vessels (as described in Note 13), and (iv) $0.8 million related to the refinancing and repayment of various secured and unsecured borrowings during the year ended December 31, 2017. The write-off of deferred financing fees in the year ended December 31, 2016 includes (i) $3.2 million related to the repayment of debt as a result of the sales of five vessels, and (ii) $11.2 million related to the refinancing of outstanding borrowings under various credit facilities and the repurchase of our Convertible Notes due 2019 as described in Note 13.

(3)
The accretion of premiums and discounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed from NPTI that have been recorded since the closing dates of the NPTI Vessel Acquisition and the September Closing.